Financial Instruments and Risk Management (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial assets	SFr 1,464,760	SFr 5,473,247
Financial liabilities	2,282,422	5,237,942
Cash and cash equivalents [Member]
Statement Line Items [Line Items]
Financial liabilities	1,384,720	5,393,207
Other receivables [Member]
Statement Line Items [Line Items]
Financial liabilities		80,040
Financial liabilities At amortized cost [Member] | Trade and other payables [Member]
Statement Line Items [Line Items]
Financial liabilities	938,247	1,836,335
Financial liabilities At amortized cost [Member] | Accrued expenses [Member]
Statement Line Items [Line Items]
Financial liabilities	1,339,822	1,290,879
Financial liabilities At amortized cost [Member] | Loan [Member]
Statement Line Items [Line Items]
Financial liabilities		1,435,400
At fair value through profit and loss [Member] | Derivative financial instrument [Member]
Statement Line Items [Line Items]
Financial liabilities	SFr 4,353	SFr 675,328